Earnings per share (Tables)	9 Months Ended
Sep. 30, 2026
Earnings per share [abstract]
Schedule of Basic Earnings (Losses) Per Share
The basic earnings per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average number of common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	09/30/2026	09/30/2025
Net income for the period attributed to Controlling shareholders'	8,209,902	13,298,971
Weighted average number of shares in the period – in thousands	1,264,118	1,264,118
Weighted average treasury shares – in thousands	(29,953)	(27,149)
Weighted average number of outstanding shares – in thousands	1,234,165	1,236,969
Basic earnings per common share – R$	6.65219	10.75126

Schedule of Diluted Earnings (Losses) Per Share
The diluted earnings per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares with dilutive effects.

	09/30/2026	09/30/2025
Net income for the period attributed to Controlling shareholders'	8,209,902	13,298,971
Weighted average number of outstanding shares – in thousands	1,234,165	1,236,969
Average number of potential shares (stock options) - in thousands	2,841	3,076
Weighted average number of shares (diluted) – in thousands	1,237,006	1,240,045
Diluted earnings per common share – R$	6.63691	10.72459